Derivative Liabilities (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		45 Months Ended
	Dec. 31, 2010	Dec. 16, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants granted to purchase common stock	7,000,000	2,000,000
Warrants Exericse price	$ 0.01	$ 0.25
Warrants adjusted exericse price	$ 0.005	$ 0.125
Value of equity securities	$ 1,000,000	$ 1,000,000
Fair value of warrants	1,680,000				320,000	280,000
Reclassification of derivative liability to equity	1,680,000			280,000	(280,000)	(1,680,000)	280,000
Change in fair value of derivative liabilities						$ (40,000)	$ (40,000)